MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2022 (Unaudited)

Mutual Funds (80.2%)	Shares	Value

Catalyst/CIFC Floating Rate Income Class I	52,434	$ 464,045
Artisan High Income Advisor	53,921	455,633
Dodge & Cox Global Bond	42,370	415,229
PIMCO Low Duration Income Class I	52,520	409,657
Lord Abbett Bond Debenture Class R6	57,856	396,317
Vanguard Emerging Markets Bond Adm Class	19,313	392,638
PIMCO Inflation Response Multi-Asset Class I	50,755	384,216
Fidelity Floating Rate High Income	42,860	381,456
BrandywineGLOBAL High Yield Class I	41,111	379,862
Vanguard Utilities Index Adm Class	5,326	379,843
Hartford Strategic Income Class I	51,077	372,864
Fidelity Strategic Real Return	43,341	371,865
Vanguard High Dividend Yield Index Adm Class	12,821	366,671
USAA Intermediate-Term Bond	40,949	364,035
Thornburg Limited Term Income Class R6	28,470	353,025
Fidelity Strategic Dividend and Income	23,936	350,904
Carillion Reams Core Plus Bond Class I	11,846	346,134
T Rowe Price Global Multi-Sector Bond Inv Class	31,864	303,663
Columbia Convertible Securities Class I3	16,036	302,604
Payden Corporate Bond	32,083	295,805
Guggenheim Total Return Bond Class P	12,401	286,708
Janus Henderson Developed World Bond Class T	33,653	272,252
Virtus NewFleet Multi-Sector Short Term Bond Class I	62,011	267,266

Total Mutual Funds (Cost $ 9,231,800)		8,312,692

Short-Term Securities (15.7%)

Fidelity Institutional Money Market (Cost $ 1,631,865)		1,631,865

Total Short-term Securities		1,631,865

Total Investments in Securities (Cost $ 10,863,665) (95.9%)		9,944,557

Net Other Assets and Liabilities (4.1%)		427,510

Net Assets (100%)		$ 10,372,067

As of September 30, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,231,800
Unrealized appreciation	226,513
Unrealized depreciation	1,145,621
Net unrealized appreciation (depreciation)	(919,108)

MH Elite Portfolio of Funds Trust

September 30, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

MH Elite Income Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 8,312,692	-	-	$ 8,312,692
Short Term Investments	1,631,865	-	-	1,631,865
Total Investments in Securities	$ 9,944,557	-	-	$ 9,944,557

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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